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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MetLife Advisers, LLC
Address: 501 Boylston Street
         Boston, MA 02116

13F File Number: 028-05167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott Harney
Title: Assistant Vice President
Phone: 617-578-2410

Signature, Place, and Date of Signing:

/s/ Scott Harney

Scott Harney   Boston, Massachusetts   September 3, 2010


Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT.

[x]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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
Name                                        13F File Number
                                            ---------------
Artio Global Management LLC                       028-11384
Artisan Partners Holdings LP                      028-05422
Batterymarch Financial Management, Inc.           028-00377
BlackRock Advisors, LLC                           028-04295
BlackRock Financial Management, Inc.              028-04293
ClearBridge Advisors, LLC                         028-11611
Davis Selected Advisers, LP                       028-04121
Dimensional Fund Advisors LP                      028-01186
Dreman Value Management, LLC                      028-06700
FMR LLC                                           028-00451
Franklin Resources, Inc.                          028-00734
Goldman Sachs Group, Inc.                         028-04981
Harris Associates L.P.                            028-02013
ING Clarion Real Estate Securites L.P.            028-06044
Invesco AIM Capital Management, Inc.              028-11293
Janus Capital Management LLC                      028-01343
Jennison Associates LLC                           028-00074
Lazard Asset Management LLC                       028-10469
Legg Mason, Inc.                                  028-01700
Legg Mason Capital Management, Inc.               028-01701
Loomis, Sayles & Company, L.P.                    028-00398
Lord, Abbett & Co. LLC                            028-00413
Massachusetts Financial Services Company          028-04968
Metropolitan Life Insurance Company               028-00491
Morgan Stanley Investment Management, Inc.        028-11866
Neuberger Berman LLC                              028-00454
OppenheimerFunds, Inc.                            028-00203
Pacific Investment Management Company LLC         028-10952
Pioneer Investment Management, Inc.               028-04037
Rainier Investment Management, Inc.               028-05014
RCM Capital Management LLC                        028-00223
SSgA Funds Management, Inc.                       028-11338
T. Rowe Price Associates, Inc.                    028-00115
Third Avenue Management LLC                       028-05110
Turner Investment Partners, Inc.                  028-02924
Van Eck Associates Corp.                          028-02783